Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

20. SUBSEQUENT EVENTS

The Company has assessed all events from December 31, 2025 up through April 28, 2026, which is the date that these consolidated financial statements are available to be issued, unless as disclosed below, there are not any material subsequent events that require disclosure in these consolidated financial statements.

Share Reclassification and Share Consolidation

On March 24, 2026, the shareholders of the Company adopted certain resolutions in the annual general meeting of shareholders to approve the Share Reclassification and share consolidation.

Following the shareholders’ approval, all of the issued and unissued ordinary shares of a par value of US$0.000025 each in the capital of the Company were re-designated and reclassified in the following manner: (i) that 40,000,000 issued ordinary shares of a par value of US$0.000025 each held by Securingium Holding Limited were re-designated and reclassified as 40,000,000 Class B Ordinary Shares of a par value of US$0.000025 each; (ii) that each remaining issued ordinary share of a par value of US$0.000025 each was re-designated and reclassified as one issued Class A Ordinary Share of a par value of US$0.000025 each; (iii) that 60,000,000 authorized but unissued ordinary shares of a par value of US$0.000025 each were re-designated and reclassified as 60,000,000 authorized but unissued Class B Ordinary Shares of a par value of US$0.000025 each; (iv) that each remaining authorized but unissued ordinary share of a par value of US$0.000025 each was re-designated and reclassified as one authorized but unissued Class A Ordinary Share of a par value of US$0.000025 each; and (v) that, as a consequence of the Share Reclassification, the authorized share capital of the Company be altered from US$50,000 divided into 2,000,000,000 ordinary shares of a nominal or par value of US$0.000025 each, to US$50,000 divided into 2,000,000,000 Ordinary Shares of a par value of US$0.000025 each, comprising (1) 1,900,000,000 Class A Ordinary Shares of a par value of US$0.000025 each and (2) 100,000,000 Class B Ordinary Shares of a par value of US$0.000025 each.

In addition, the board of directors of the Company was authorized and delegated to, by resolution of directors, consolidate all of issued and unissued Ordinary Shares of a par value of US$0.000025 each in the capital of the Company into ordinary shares of a par value of US$0.0005 each at a ratio of twenty (20)-for-one (1) (the “Share Consolidation”) whereby each 20 issued Ordinary Shares of a par value of US$0.000025 each be consolidated into one issued ordinary share of a par value of US$0.0005 each and each 20 authorized but unissued Ordinary Shares of a par value of US$0.000025 each be consolidated into one authorized but unissued ordinary share of a par value of US$0.0005 each. Following such Share Consolidation, the authorized share capital of the Company will be altered from US$50,000 divided into 2,000,000,000 Ordinary Shares of a par value of US$0.000025 each, comprising (i) 1,900,000,000 Class A Ordinary Shares of a par value of US$0.000025 each and (ii) 100,000,000 Class B ordinary Shares of a par value of US$0.000025 each, to US$50,000 divided into 100,000,000 ordinary shares of a par value of US$0.0005 each, comprising (i) 95,000,000 Class A ordinary shares of a par value of US$0.0005 each and (ii) 5,000,000 Class B ordinary shares of a par value of US$0.0005 each. The Share Consolidation is subject to the approval of the Board of Directors, which may, in its sole discretion, determine the exact effective time.

Bank Loans

On January 7, 2026, Jilin Zhengye entered into a loan agreement with Industrial Bank Jilin Branch, pursuant to which Jilin Zhengye obtained a loan in the amount of RMB4,990 (US$714) with a term from January 7, 2026 to January 6, 2027, at a fixed interest rate of 4.10%.

On January 7, 2026, Jilin Zhengye entered into a loan agreement with Industrial Bank Jilin Branch, pursuant to which Jilin Zhengye obtained a loan in the amount of RMB5,010 (US$716) with a term from January 7, 2026 to January 6, 2027, at a fixed interest rate of 4.10%.

On February 9, 2026, Jilin Zhengye entered into a loan agreement with China Minsheng Bank Jilin Branch, pursuant to which Jilin Zhengye obtained a loan in the amount of RMB3,000 (US$429) with a term from February 9, 2026 to February 9, 2027, at a fixed interest rate of 3.50%.

On March 6, 2026, Jilin Zhengye entered into a loan agreement with China Minsheng Bank Jilin Branch, pursuant to which Jilin Zhengye obtained a loan in the amount of RMB2,010 (US$287) with a term from March 6, 2026 to March 6, 2027, at a fixed interest rate of 3.50%.

On March 17, 2026, Jilin Zhengye entered into a loan agreement with Bank of Jilin, pursuant to which Jilin Zhengye obtained a loan in the amount of RMB9,900 (US$1,416) with a term from March 23, 2026 to March 16, 2027, at a fixed interest rate of 3.50%.

On March 19, 2026, Jilin Zhengye entered into a loan agreement with Industrial Bank Jilin Branch, pursuant to which Jilin Zhengye obtained a loan in the amount of RMB21,900 (US$3,132) with a term from March 23, 2026 to March 22, 2027, at a fixed interest rate of 4.20%.

On January 8, 2026, Jilin Zhengye followed the loan agreement and repaid RMB3,000 (US$429) to China Minsheng Bank Jilin Branch with an interest rate of 3.85%.

On January 8, 2026, Jilin Zhengye followed the loan agreement and repaid RMB2,010 (US$287) to China Minsheng Bank Jilin Branch with an interest rate of 3.85%.

On March 10, 2026, Jilin Zhengye followed the loan agreement and repaid RMB5,000 (US$715) to Industrial Bank Jilin Branch with an interest rate of 4.20%.

On March 21, 2026, Jilin Zhengye followed the loan agreement and repaid RMB100 (US$14) to Industrial Bank Jilin Branch with a fixed interest rate 4.00%.

On March 23, 2026, Jilin Zhengye followed the loan agreement and repaid RMB21,900 (US$3,132) to Industrial Bank Jilin Branch with an interest rate of 4.20%.

On March 23, 2026, Jilin Zhengye followed the loan agreement and repaid RMB10,000 (US$1,430) to Bank of Jilin with an interest rate of 3.85%.